Annual Total Returns - VIPInvestmentGradeBondIIPortfolio-InvestorPRO - VIPInvestmentGradeBondIIPortfolio-InvestorPRO - VIP Investment Grade Bond II Portfolio	Apr. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	May 27, 2022
VIP Investment Grade Bond II Portfolio - Investor Class
Bar Chart Table:
Annual Return 2023	5.88%